FAIR VALUE MEASUREMENTS - Significant unobservable inputs (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Stock price	$ 35.42	$ 24.50
Strike price	$ 11.50	$ 11.50
Term (in years)	5 years	5 years
Volatility	25.00%	25.00%
Risk-free rate	0.90%	0.40%
Dividend yield	0.00%	0.00%
Fair value of private warrants	$ 9.64	$ 4.81